UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  10/18/07
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   118,746
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101     1064    86150 SH       SOLE                    77150              9000
3M Company                     COM              88579y101     1160    12400 SH       SOLE                    10800              1600
American Express               COM              025816109      426     7180 SH       SOLE                     6530               650
Amgen Inc                      COM              031162100      421     7440 SH       SOLE                     7320               120
Anglo American PLC ADR         ADR NEW          03485p201     2265    67726 SH       SOLE                    63027              4699
Annaly Capital Mgmt            COM              035710409      910    57100 SH       SOLE                    54900              2200
Apache Corp                    COM              037411105     1090    12100 SH       SOLE                    11500               600
Apple Inc                      COM              037833100     2432    15850 SH       SOLE                    15250               600
BP plc                         SPONSORED ADR    055622104      387     5577 SH       SOLE                     5509                68
Bank of America Corp           COM              060505104      556    11052 SH       SOLE                    11052
Berkshire Hathaway A           CL A             084670108     1659       14 SH       SOLE                       11                 3
Berkshire Hathaway B           CL B             084670207     5742     1453 SH       SOLE                     1345               108
Boeing Co                      COM              097023105      564     5372 SH       SOLE                     5247               125
Burlington Northern Santa Fe   COM              12189T104     1144    14100 SH       SOLE                    13550               550
C.H. Robinson Worldwide        COM NEW          12541w209     1764    32500 SH       SOLE                    31600               900
Chevron                        COM              166764100     3697    39506 SH       SOLE                    36972              2534
Cisco Systems Inc              COM              17275R102     3203    96683 SH       SOLE                    89918              6765
Citigroup                      COM              172967101     2166    46416 SH       SOLE                    42416              4000
City National Corp             COM              178566105      880    12665 SH       SOLE                    10364              2301
Coach Inc                      COM              189754104      243     5150 SH       SOLE                     5150
Colgate-Palmolive              COM              194162103      727    10200 SH       SOLE                     8700              1500
Colonial Properties Trust      SH BEN INT       195872106      882    25700 SH       SOLE                    25000               700
ConocoPhillips                 COM              20825c104     2602    29650 SH       SOLE                    28250              1400
Consolidated Tomoka Land       COM              210226106      749    11151 SH       SOLE                    11151
Costco Wholesale Corp          COM              22160K105     1625    26475 SH       SOLE                    24575              1900
Dentsply International         COM              249030107     2274    54607 SH       SOLE                    49907              4700
Ebay Inc                       COM              278642103     2208    56580 SH       SOLE                    51480              5100
Expeditors Intl Wash           COM              302130109     4960   104857 SH       SOLE                    97757              7100
Exxon Mobil                    COM              30231g102     3702    39992 SH       SOLE                    37059              2933
FedEx Corporation              COM              31428x106     3843    36690 SH       SOLE                    33740              2950
Gabelli Global Gold Nat Res In SHS BN INT       36244N109      595    20961 SH       SOLE                    20861               100
Genco Shipping & Trading Ltd   SHS              Y2685T107     1635    24950 SH       SOLE                    23750              1200
Genentech                      COM              368710406      293     3750 SH       SOLE                     3750
General Dynamics               COM              369550108     3382    40043 SH       SOLE                    37843              2200
General Electric Co            COM              369604103     3080    74405 SH       SOLE                    69293              5112
Gentex                         COM              371901109     1459    68050 SH       SOLE                    66550              1500
Goldman Sachs                  COM              38141g104     1658     7650 SH       SOLE                     7200               450
Hershey Foods                  COM              427866108      357     7700 SH       SOLE                     7650                50
Home Depot Inc                 COM              437076102      761    23456 SH       SOLE                    22856               600
IBM                            COM              459200101      392     3325 SH       SOLE                     3325
Intel Corp                     COM              458140100      278    10750 SH       SOLE                     9750              1000
Jacobs Engineering Group Inc   COM              469814107     1663    22000 SH       SOLE                    21350               650
Johnson & Johnson              COM              478160104     3544    53935 SH       SOLE                    49135              4800
Lehman Bros Holdings           COM              524908100      691    11200 SH       SOLE                    11200
Leucadia National              COM              527288104     2577    53450 SH       SOLE                    51150              2300
Manulife Financial Corp        COM              56501r106      495    12000 SH       SOLE                    12000
Microsoft Corp                 COM              594918104     1179    40013 SH       SOLE                    38913              1100
Mission West Properties        COM              605203108      437    35941 SH       SOLE                    33441              2500
Novartis AG ADR                SPONSORED ADR    66987v109      998    18150 SH       SOLE                    16750              1400
Pengrowth Energy               TR UNIT NEW      706902509      831    44100 SH       SOLE                    41900              2200
Plum Creek Timber              COM              729251108     2357    52650 SH       SOLE                    47150              5500
Procter & Gamble               COM              742718109      583     8295 SH       SOLE                     8295
Prologis                       SH BEN INT       743410102     1474    22222 SH       SOLE                    19704              2518
Public Storage Inc             COM	        74460d109      696     8850 SH       SOLE                     8150               700
Schlumberger Limited           COM              806857108     2302    21922 SH       SOLE                    20422              1500
Seaboard Corp                  COM              811543107      296      151 SH       SOLE                      141                10
Singapore Fund                 COM              82929L109      375    19850 SH       SOLE                    18150              1700
St. Joe Company                COM              790148100      578    17200 SH       SOLE                    15850              1350
Stryker Corp                   COM              863667101     3315    48204 SH       SOLE                    44354              3850
Suncor Energy                  COM              867229106     2915    30750 SH       SOLE                    28450              2300
Swiss Helvetia Fund            COM              870875101      362    20001 SH       SOLE                    17422              2579
Sysco                          COM              871829107      322     9061 SH       SOLE                     7661              1400
T. Rowe Price Group Inc        COM              74144T108     1871    33600 SH       SOLE                    31000              2600
Target Corp                    COM              87612e106      273     4300 SH       SOLE                     4300
Tata Motors ADR                SPONSORED ADR    876568502      855    44650 SH       SOLE                    43050              1600
Texas Instruments Inc          COM              882508104     3058    83574 SH       SOLE                    76323              7251
Thor Industries                COM              885160101     1629    36200 SH       SOLE                    34300              1900
U.S. Bancorp                   COM NEW          902973304     1882    57850 SH       SOLE                    56350              1500
UTi Worldwide                  ORD              G87210103     2607   113450 SH       SOLE                   102400             11050
United Technologies            COM              913017109     2781    34550 SH       SOLE                    33250              1300
Wal-Mart Stores                COM              931142103      860    19700 SH       SOLE                    18300              1400
Wells Fargo & Co               COM              949746101      868    24356 SH       SOLE                    23356              1000
Wrigley (Wm) Jr                COM              982526105     1647    25650 SH       SOLE                    24300              1350
Zebra Technologies Cl A        CL A             989207105     1253    34350 SH       SOLE                    31850              2500
iShares MSCI Japan Index       MSCI JAPAN       464286848      755    52650 SH       SOLE                    48850              3800
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      290    19600 SH       SOLE                    19150               450
streetTRACKS Gold Trust        GOLD SHS         863307104      687     9350 SH       SOLE                     8350              1000
UBS AG                         SHS NEW          H89231338      202     3800 SH       SOLE                     3800